Net Capital Requirements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
KCA [Member]
Net capital levels and requirements for U.S. registered broker-dealer subsidiaries
Net Capital	$ 278.0
Net Capital Requirement	1.0
Excess Net Capital	277.0
KECS [Member]
Net capital levels and requirements for U.S. registered broker-dealer subsidiaries
Net Capital	116.4
Net Capital Requirement	0.6
Excess Net Capital	$ 115.8